STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		6 Months Ended		10 Months Ended		22 Months Ended	31 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2014
Operating Activities:
Net loss	$ (15,496)	$ (5,553)	$ (25,851)	$ (42,186)	$ (60,288)	$ (1,044)	$ (61,332)	$ (87,183)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	300	300	900	600	900		900	1,800
Changes in Accounts Receivable	(2,600)		(2,600)					(2,600)
Changes in Unearned income			(1,300)	1,300	1,300		1,300
Changes in accounts payable and accrued liabilities			(3,250)	5,001	4,750		4,750	1,500
Net Cash Used in Operating Activities			(32,101)	(35,285)	(53,338)		(53,607)	(86,483)
Investing Activities:
Purchase of software				(5,395)	(5,395)		5,395	(5,395)
Net Cash Used in Investing Activities				(5,395)	(5,395)			(5,395)
Financing Activities:
Proceeds from issuance of common stock				34,000	34,000		34,000	34,775
Advances from related parties from related parties - directors and stockholders			27,049	8,022	29,878	100	30,247	57,296
Net Cash Provided by Financing Activities			27,049	42,022	63,878	100	64,247	92,071
Net Increase (Decrease) in Cash			(5,052)	1,342	5,145	100	5,245	193
Cash - Beginning of Period			5,245	100	100
Cash - End of Period	$ 193	$ 1,442	$ 193	$ 1,442	$ 5,245	$ 100	$ 5,245	$ 193